Change in Provisions and Other (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [abstract]
Beginning balance	$ 10,636	$ 11,747
Expensed during the year	4,325	5,261
Payment of deductibles and uninsured claims	(5,218)	(6,124)
Foreign exchange	869	(248)
Ending balance	$ 10,612	$ 10,636